Capital Stock	12 Months Ended
Dec. 31, 2018
Capital Stock [Abstract]
Capital Stock

Note 19. Capital Stock

We are authorized to issue 2,000,000,000 shares of common stock. As of December 31, 2018, there were 84,545,152 shares of common stock issued and outstanding. We have no other classes of equity securities issued or outstanding.